Benefit Plans (Expected Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2022 USD ($)
UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Expected employer contribution in 2023	$ 8
Expected benefit payments for fiscal year ending:
2023	68
2024	69
2025	69
2026	69
2027	69
2028 - 2032	342
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contribution in 2023	10
Expected benefit payments for fiscal year ending:
2023	18
2024	16
2025	17
2026	19
2027	21
2028 - 2032	$ 125